Mezzanine Equity - Additional information (Details) - $ / shares	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Dec. 22, 2020	Oct. 15, 2019	Mar. 08, 2019
Mezzanine Equity
Preferred shares, shares authorized	9,777,384	9,777,384			9,777,384
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares issued					9,777,384
Preferred shares, shares outstanding	9,777,384	9,777,384	9,777,384	9,777,384	9,777,384			1,476,741
Number of additional new preferred shares issued	0	0
Number of warrants issued	0	0
Series B-1 warrant
Mezzanine Equity
Warrants exercise price		$ 3.0665			$ 3.0665
Series B+ warrant
Mezzanine Equity
Warrants exercise price		$ 6.1329			$ 6.1329
Series A-1
Mezzanine Equity
Preferred shares, shares authorized	1,476,741	1,476,741		1,476,741
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares issued	1,476,741	1,476,741		1,476,741
Preferred shares, shares outstanding	1,476,741	1,476,741		1,476,741				1,476,741
Series A-2
Mezzanine Equity
Preferred shares, shares authorized	601,884	601,884		601,884
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares issued	601,884	601,884		601,884
Preferred shares, shares outstanding	601,884	601,884		601,884				601,884
Series B-1
Mezzanine Equity
Preferred shares, shares authorized	2,054,487	2,054,487		2,054,487
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares issued	2,054,487	2,054,487		2,054,487
Preferred shares, shares outstanding	2,054,487	2,054,487		2,054,487			1,630,545
Series B-1 | Series B-1 warrant
Mezzanine Equity
Preferred shares, shares outstanding						423,942
Number of warrants issued					423,942
Series B-2
Mezzanine Equity
Preferred shares, shares authorized	3,668,728	3,668,728		3,668,728
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares issued	3,668,728	3,668,728		3,668,728
Preferred shares, shares outstanding	3,668,728	3,668,728		3,668,728
Series B +
Mezzanine Equity
Preferred shares, shares authorized	1,975,544	1,975,544		1,975,544
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares issued	1,975,544	1,975,544		1,975,544
Preferred shares, shares outstanding	1,975,544	1,975,544		1,975,544
Series B + | Series B+ warrant
Mezzanine Equity
Number of warrants issued					1,812,489